Fair Value Measurement	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurement
19 .	Fair Value Measurement
Assets measured at fair value on a nonrecurring basis:
The Company measured its property, equipment and leasehold improvement, intangible assets and other non-current
assets at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.
Assets and liabilities measured at fair value on a recurring basis:
The Group did not have any financial instruments that were required to be measured at fair value on a recurring basis as of December 31, 2018 and 2019.